Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 105,100		SFr 106,100
Offsetting	(94,900)		(95,000)
of which counterparty netting	(84,400)		(83,000)
of which cash collateral netting	(10,500)		(12,000)
Total net derivatives subject to enforceable master netting agreements	10,200		11,100
Total derivatives not subject to enforceable master netting agreements	6,000		6,700
Total net derivatives presented in the consolidated balance sheets	16,200		17,800
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	88,700		74,100
Securities purchased under resale agreements, offsetting	(14,300)		(16,600)
Securities purchased under resale agreements, net	74,400		57,500
Securities borrowing transactions, gross	7,500		22,200
Securities borrowing transactions, offsetting	0		0
Securities borrowing transactions, net	7,500		22,200
Total subject to enforceable master netting agreements, gross	96,200		96,300
Total subject to enforceable master netting agreements, offsetting	(14,300)		(16,600)
Total subject to enforceable master netting agreements, net	81,900		79,700
Total not subject to enforceable master netting agreements	22,300		24,200
Total, gross	118,500		120,500
Total, net	104,200		103,900
of which reported at fair value	82,392	SFr 71,059	68,623
Amounts not offset in the consolidated balance sheets
Derivatives, net	10,200		11,100
Derivatives, financial instruments	4,600		4,500
Derivatives, cash collateral received/pledged	300		0
Derivatives, net exposure	5,300		6,600
Securities purchased under resale agreements, net	74,400		57,500
Securities purchased under resale agreements, financial instruments	74,200		57,500
Securities purchased under resale agreements, cash collateral received/pledged	200		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	7,500		22,200
Securities borrowing transactions, financial instruments	7,400		21,900
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	100		300
Total financial assets subject to enforceable master netting agreements, net	92,100		90,800
Total financial assets subject to enforceable master netting agreements, financial instruments	86,200		83,900
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	500		0
Total financial assets subject to enforceable master netting agreements, net exposure	5,400		6,900
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	16,100		17,600
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100		200
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	13,600		5,900
Offsetting	(13,600)		(5,600)
Total net derivatives subject to enforceable master netting agreements	0		300
Amounts not offset in the consolidated balance sheets
Derivatives, net	0		300
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	69,600		77,300
Offsetting	(59,400)		(68,400)
Total net derivatives subject to enforceable master netting agreements	10,200		8,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	10,200		8,900
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	21,900		22,900
Offsetting	(21,900)		(21,000)
Total net derivatives subject to enforceable master netting agreements	0		1,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	0		1,900
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	41,900		48,900
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,900		4,400
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	29,100		44,400
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	(100)		100
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	30,200		20,200
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	300		200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	29,800		20,000
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100		0
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	28,300		30,900
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,500		8,200
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	21,800		22,700
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,300		4,600
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	400		1,300
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,900		3,300
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,400		1,500
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,300		1,400
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100		100
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	105,700		106,200
Offsetting	(95,500)		(95,100)
of which counterparty netting	(84,400)		(83,000)
of which cash collateral netting	(11,100)		(12,100)
Total net derivatives subject to enforceable master netting agreements	10,200		11,100
Total derivatives not subject to enforceable master netting agreements	6,000		6,700
Total net derivatives presented in the consolidated balance sheets	16,200		17,800
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	88,700		74,100
Securities purchased under resale agreements, offsetting	(14,300)		(16,600)
Securities purchased under resale agreements, net	74,400		57,500
Securities borrowing transactions, gross	7,500		22,200
Securities borrowing transactions, offsetting	0		0
Securities borrowing transactions, net	7,500		22,200
Total subject to enforceable master netting agreements, gross	96,200		96,300
Total subject to enforceable master netting agreements, offsetting	(14,300)		(16,600)
Total subject to enforceable master netting agreements, net	81,900		79,700
Total not subject to enforceable master netting agreements	22,300		24,200
Total, gross	118,500		120,500
Total, net	104,200		103,900
of which reported at fair value	82,392		68,623
Amounts not offset in the consolidated balance sheets
Derivatives, net	10,200		11,100
Derivatives, financial instruments	4,600		4,500
Derivatives, cash collateral received/pledged	300		0
Derivatives, net exposure	5,300		6,600
Securities purchased under resale agreements, net	74,400		57,500
Securities purchased under resale agreements, financial instruments	74,200		57,500
Securities purchased under resale agreements, cash collateral received/pledged	200		0
Securities purchased under resale agreements, net exposure	0		0
Securities borrowing transactions, net	7,500		22,200
Securities borrowing transactions, financial instruments	7,400		21,900
Securities borrowing transactions, cash collateral received/pledged	0		0
Securities borrowing transactions, net exposure	100		300
Total financial assets subject to enforceable master netting agreements, net	92,100		90,800
Total financial assets subject to enforceable master netting agreements, financial instruments	86,200		83,900
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	500		0
Total financial assets subject to enforceable master netting agreements, net exposure	5,400		6,900
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	16,100		17,600
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100		200
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	13,600		5,900
Offsetting	(13,600)		(5,600)
Total net derivatives subject to enforceable master netting agreements	0		300
Amounts not offset in the consolidated balance sheets
Derivatives, net	0		300
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	70,200		77,400
Offsetting	(60,000)		(68,500)
Total net derivatives subject to enforceable master netting agreements	10,200		8,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	10,200		8,900
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	21,900		22,900
Offsetting	(21,900)		(21,000)
Total net derivatives subject to enforceable master netting agreements	0		1,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	0		1,900
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	42,500		49,000
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,900		4,400
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	29,700		44,500
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	(100)		100
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	30,200		20,200
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	300		200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	29,800		20,000
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100		0
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	28,300		30,900
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,500		8,200
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	21,800		22,700
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,300		4,600
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	400		1,300
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,900		3,300
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,400		1,500
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,300		1,400
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 100		SFr 100